OPERATING EXPENSES BEFORE CREDIT IMPAIRMENT CHARGES, PROVISIONS AND CHARGES - Parent	12 Months Ended
Dec. 31, 2025
Operating Expenses Before Credit Impairment Losses Provision And Charges [Line Items]
OPERATING EXPENSES BEFORE CREDIT IMPAIRMENT CHARGES, PROVISIONS AND CHARGES	6. OPERATING EXPENSES BEFORE CREDIT IMPAIRMENT CHARGES,
PROVISIONS AND CHARGES
For the year ended 31 December

			Group
	2025	2024	2023
	£m	£m	£m
Staff costs:
Wages and salaries	799	882	854
Performance-related payments	176	166	164
Social security costs	131	123	116
Pension costs - defined contribution plans	75	79	71
Pension costs - defined benefit plans	8	13	13
Other share-based payments	15	4	4
Other personnel costs	26	33	42
	1,230	1,300	1,264
Other administration expenses	939	974	931
Depreciation, amortisation and impairment	325	303	290
	2,494	2,577	2,485
Staff costs
Performance-related payments include bonuses paid in cash and share awards granted under the arrangements described in Note 35. Included in this are equity-
settled share-based payments, none of which related to option-based schemes. These are disclosed in the table below as ‘Shares awards’. Performance-related payments above include amounts related to deferred performance awards as follows:

	Costs recognised in 2025			Costs expected to be recognised in 2026 or later
	Arising from awards in current year	Arising from awards in prior year	Total	Arising from awards in current year	Arising from awards in prior year	Total
	£m	£m	£m	£m	£m	£m
Cash	2	9	11	5	5	10
Shares	3	8	11	4	4	8
	5	17	22	9	9	18
The following table shows the amount of bonus awarded to employees for the performance year 2025. In the case of deferred cash and shares awards, the final amount paid to an employee is influenced by forfeiture provisions and any performance conditions to which the awards are subject. The deferred shares award amount is based on the fair value of the awards at the date of grant.

	Expenses charged in the year		Expenses deferred to future periods		Total
	2025	2024	2025	2024	2025	2024
	£m	£m	£m	£m	£m	£m
Cash award - not deferred	145	142	—	—	145	142
–deferred	11	8	10	14	21	22
Shares award - not deferred	9	9	—	—	9	9
–deferred	11	7	8	13	19	20
Total discretionary bonus	176	166	18	27	194	193
Other share-based payments consist of options granted under the Employee Sharesave scheme which comprise the Santander UK group’s cash-settled share-
based payments. For more, see Note 35.
The average number of full-time equivalent staff in the year is set out in Note 2.
Depreciation, amortisation and impairment
In 2025, depreciation, amortisation and impairment included depreciation of £75m (2024: £75m, 2023: £64m) on operating lease assets (where the Santander UK group is the lessor) with a carrying amount of £573m at 31 December 2025 (2024: £574m, 2023: £488m). See Note 20 for the depreciation on right-of-use assets and their carrying value.
Other administration expenses includes £17m (2024: £18m, 2023: £19m) related to short-term leases.
In 2025, depreciation, amortisation and impairment included an impairment charge of £nil (2024: £nil, 2023: £25m) associated with branch and head office site closures as part of our transformation. For more, see Note 20.

Santander UK Group Holdings plc
Operating Expenses Before Credit Impairment Losses Provision And Charges [Line Items]
OPERATING EXPENSES BEFORE CREDIT IMPAIRMENT CHARGES, PROVISIONS AND CHARGES	42.2. OPERATING EXPENSES BEFORE CREDIT IMPAIRMENT CHARGES,
PROVISIONS AND CHARGES
These comprise wages and salaries of £6m (2024: £7m) recharged by the operating company, Santander UK plc. In 2025 and 2024, the Company had no full-
time staff as they are all employed by Santander UK plc.